Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Operating activities:
Net income (loss)	$ 39	$ (128)	$ (345)	$ 17
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			537	516
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			406	325
Loss from disposal of assets			2	6
Loss on repurchase of notes			38
Undistributed income (loss) of unconsolidated subsidiaries			52	27
Other non-cash items			172	283
Changes in operating assets and liabilities:
Provisions			500	(82)
Deferred income taxes			14	37
Trade and financing receivables related to sales, net			367	603
Inventories, net			(754)	(657)
Trade payables			(173)	(154)
Other assets and liabilities			304	108
Net cash provided by operating activities			1,120	1,029
Investing activities:
Additions to retail receivables			(2,747)	(3,171)
Collections of retail receivables			3,287	3,561
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			8	3
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			429	511
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(290)	(375)
Expenditures for assets under operating leases and assets sold under buy- back commitments			(1,091)	(1,315)
Other			(42)	317
Net cash used in investing activities			(446)	(469)
Financing activities:
Proceeds from long-term debt			8,778	5,368
Payments of long-term debt			(9,146)	(6,889)
Net increase (decrease) in other financial liabilities			(451)	420
Dividends paid			(205)	(294)
Other			(58)	17
Net cash used in financing activities			(1,082)	(1,378)
Effect of foreign exchange rate changes on cash and cash equivalents			157	(628)
Decrease in cash and cash equivalents			(251)	(1,446)
Cash and cash equivalents, beginning of year			5,384	5,163
Cash and cash equivalents, end of period	5,133	3,717	5,133	3,717
Industrial Activities [Member]
Operating activities:
Net income (loss)	39	(128)	(345)	17
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			533	512
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			215	173
Loss from disposal of assets			2	6
Loss on repurchase of notes			38
Undistributed income (loss) of unconsolidated subsidiaries			62	(103)
Other non-cash items			83	196
Changes in operating assets and liabilities:
Provisions			501	(93)
Deferred income taxes			(4)	13
Trade and financing receivables related to sales, net			(61)	101
Inventories, net			(740)	(618)
Trade payables			(114)	(139)
Other assets and liabilities			161	(204)
Net cash provided by operating activities			331	(139)
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			8	3
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			169	218
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(290)	(375)
Expenditures for assets under operating leases and assets sold under buy- back commitments			(600)	(597)
Other			496	1,766
Net cash used in investing activities			(217)	1,015
Financing activities:
Proceeds from long-term debt			1,705	452
Payments of long-term debt			(1,291)	(2,076)
Net increase (decrease) in other financial liabilities			(299)	167
Dividends paid			(205)	(294)
Other			(58)	17
Net cash used in financing activities			(148)	(1,734)
Effect of foreign exchange rate changes on cash and cash equivalents			115	(471)
Decrease in cash and cash equivalents			81	(1,329)
Cash and cash equivalents, beginning of year			4,551	4,122
Cash and cash equivalents, end of period	4,632	2,793	4,632	2,793
Financial services [Member]
Operating activities:
Net income (loss)	77	94	251	277
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			4	4
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			191	152
Undistributed income (loss) of unconsolidated subsidiaries			(19)	(12)
Other non-cash items			89	87
Changes in operating assets and liabilities:
Provisions			(1)	11
Deferred income taxes			18	24
Trade and financing receivables related to sales, net			428	529
Inventories, net			(14)	(39)
Trade payables			(59)	(45)
Other assets and liabilities			143	315
Net cash provided by operating activities			1,031	1,303
Investing activities:
Additions to retail receivables			(2,747)	(3,171)
Collections of retail receivables			3,287	3,561
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments			260	293
Expenditures for assets under operating leases and assets sold under buy- back commitments			(491)	(718)
Other			(538)	(1,491)
Net cash used in investing activities			(229)	(1,526)
Financing activities:
Proceeds from long-term debt			7,072	4,916
Payments of long-term debt			(7,854)	(4,813)
Net increase (decrease) in other financial liabilities			(152)	253
Dividends paid			(242)	(135)
Other				42
Net cash used in financing activities			(1,176)	263
Effect of foreign exchange rate changes on cash and cash equivalents			42	(157)
Decrease in cash and cash equivalents			(332)	(117)
Cash and cash equivalents, beginning of year			833	1,041
Cash and cash equivalents, end of period	$ 501	$ 924	$ 501	$ 924